SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details) - Short term borrowings	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Interest expense due to third party	¥ 176,333	$ 24,158	¥ 338,338
Guaranteed or collateralized	¥ 0			¥ 0